Submission	Apr. 30, 2026
Submission [Line Items]
Central Index Key	0001258623
Registrant Name	EATON VANCE SENIOR FLOATING-RATE TRUST
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES